American Funds Global Insight FundSM
Investment portfolio
January 31, 2021
unaudited
Common stocks 92.83% Information technology 21.44%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	281,580	$34,218
ASML Holding NV1	50,970	27,138
Broadcom Inc.	52,273	23,549
Apple Inc.	141,576	18,682
Microsoft Corp.	68,983	16,001
Visa Inc., Class A	81,070	15,667
Keyence Corp.[1]	22,360	12,028
GoDaddy Inc., Class A2	130,900	10,286
KLA Corp.	35,900	10,055
SAP SE1	78,190	9,953
Fidelity National Information Services, Inc.	63,524	7,843
Hamamatsu Photonics KK1	106,600	6,156
Intel Corp.	106,700	5,923
Euronet Worldwide, Inc.[2]	30,322	3,789
Jack Henry & Associates, Inc.	25,916	3,752
Trimble Inc.[2]	47,000	3,098
Cree, Inc.[2]	28,000	2,830
Kulicke and Soffa Industries, Inc.	78,271	2,792
Murata Manufacturing Co., Ltd.[1]	22,800	2,196
ServiceNow, Inc.[2]	4,000	2,173
OBIC Co., Ltd.[1]	11,200	2,096
FleetCor Technologies, Inc.[2]	7,850	1,906
Global Payments Inc.	10,500	1,853
Lam Research Corp.	3,806	1,842
Dye & Durham Ltd.	50,656	1,604
EVERTEC, Inc.	45,453	1,577
NetApp, Inc.	18,900	1,256
Adobe Inc.[2]	2,430	1,115
		231,378
Health care 13.04%
AstraZeneca PLC[1]	161,094	16,447
Novo Nordisk A/S, Class B1	217,615	15,136
UnitedHealth Group Inc.	38,590	12,873
Seagen Inc.[2]	75,480	12,399
Abbott Laboratories	98,500	12,174
Koninklijke Philips NV (EUR denominated)[1,2]	153,095	8,344
Koninklijke Philips NV2	24,180	1,313
Danaher Corp.	35,200	8,372
Grifols, SA, Class A, non-registered shares[1]	173,538	5,117
Grifols, SA, Class B (ADR)	115,200	2,037
Genmab A/S1,2	15,005	5,982
Gilead Sciences, Inc.	82,171	5,390
BeiGene, Ltd. (ADR)[2]	15,400	4,928
Eli Lilly and Company	20,375	4,237
Johnson & Johnson	23,100	3,768
Zimmer Biomet Holdings, Inc.	24,244	3,726
American Funds Global Insight Fund — Page 1 of 7

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Merck & Co., Inc.	46,200	$3,561
Terumo Corp.[1]	88,900	3,477
Anthem, Inc.	8,100	2,406
Vertex Pharmaceuticals Inc.[2]	7,400	1,695
Baxter International Inc.	18,000	1,383
Edwards Lifesciences Corp.[2]	16,466	1,360
Shionogi & Co., Ltd.[1]	23,900	1,300
Neurocrine Biosciences, Inc.[2]	11,000	1,207
Cigna Corp.	4,236	919
Straumann Holding AG1	761	845
Galapagos NV1,2	3,215	336
		140,732
Financials 12.62%
AIA Group Ltd.[1]	1,650,600	20,224
JPMorgan Chase & Co.	98,281	12,646
Citizens Financial Group, Inc.	316,194	11,522
Intercontinental Exchange, Inc.	93,035	10,266
Moody’s Corp.	29,600	7,881
London Stock Exchange Group PLC[1]	65,833	7,828
CME Group Inc., Class A	42,800	7,778
Aon PLC, Class A	37,600	7,637
UBS Group AG1	470,190	6,788
DNB ASA[1,2]	287,819	5,618
Marsh & McLennan Companies, Inc.	47,255	5,194
DBS Group Holdings Ltd.[1]	248,000	4,663
MSCI Inc.	9,300	3,676
State Street Corp.	47,153	3,301
Discover Financial Services	35,468	2,963
Truist Financial Corp.	49,800	2,389
Chubb Ltd.	16,270	2,370
HDFC Bank Ltd. (ADR)[2]	32,000	2,307
RenaissanceRe Holdings Ltd.	13,900	2,091
Deutsche Boerse AG1	12,913	2,081
PNC Financial Services Group, Inc.	13,300	1,909
Nasdaq, Inc.	12,512	1,693
Banco Bilbao Vizcaya Argentaria, SA1	310,000	1,412
First Republic Bank	8,200	1,189
Svenska Handelsbanken AB, Class A1,2	75,625	758
		136,184
Industrials 10.02%
Safran SA1,2	114,912	14,492
ABB Ltd.[1]	392,217	11,576
Airbus SE, non-registered shares[1,2]	113,931	11,478
Honeywell International Inc.	45,400	8,870
SMC Corp.[1]	13,100	7,951
AMETEK, Inc.	67,506	7,646
Northrop Grumman Corp.	23,900	6,850
CSX Corp.	77,400	6,637
Ryanair Holdings PLC (ADR)[2]	56,300	5,352
Westinghouse Air Brake Technologies Corp.	58,100	4,312
TransDigm Group Inc.[2]	6,530	3,613
Norfolk Southern Corp.	14,486	3,428
Jardine Matheson Holdings Ltd.[1]	47,200	2,735
American Funds Global Insight Fund — Page 2 of 7

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
HEICO Corp., Class A	12,900	$1,371
HEICO Corp.	10,100	1,189
MTU Aero Engines AG1	10,177	2,373
DSV Panalpina A/S1	14,863	2,318
DKSH Holding AG1	24,370	1,958
BWX Technologies, Inc.	32,784	1,768
RELX PLC[1]	62,685	1,555
Waste Connections, Inc.	7,000	689
		108,161
Consumer staples 9.59%
Reckitt Benckiser Group PLC[1]	155,425	13,199
Carlsberg A/S, Class B1	77,868	11,415
Danone SA1	151,523	10,095
Nestlé SA1	89,023	9,973
Costco Wholesale Corp.	24,150	8,511
L’Oréal SA, non-registered shares[1]	23,043	8,077
British American Tobacco PLC[1]	191,400	6,966
Philip Morris International Inc.	86,165	6,863
Anheuser-Busch InBev SA/NV1	106,403	6,682
Pernod Ricard SA1	26,235	4,952
Diageo PLC[1]	100,100	4,040
Shiseido Company, Ltd.[1]	56,700	3,721
Unilever PLC (GBP denominated)[1]	49,200	2,868
Mondelez International, Inc.	41,800	2,317
Estée Lauder Companies Inc., Class A	8,800	2,083
Uni-Charm Corp.[1]	37,500	1,677
		103,439
Consumer discretionary 8.81%
Kering SA1	15,411	10,113
Industria de Diseño Textil, SA1	329,245	9,769
EssilorLuxottica[1]	63,958	9,070
Cie. Financière Richemont SA, Class A1	91,423	8,495
Amazon.com, Inc.[2]	2,505	8,032
Royal Caribbean Cruises Ltd.	116,650	7,582
B&M European Value Retail SA1	959,053	7,028
Hilton Worldwide Holdings Inc.	51,900	5,262
YUM! Brands, Inc.	45,200	4,587
Hermès International[1]	3,917	4,001
adidas AG1,2	11,994	3,812
VF Corp.	41,800	3,213
NIKE, Inc., Class B	19,000	2,538
LVMH Moët Hennessy-Louis Vuitton SE1	3,927	2,371
Flutter Entertainment PLC (EUR denominated)[1]	12,671	2,353
Nitori Holdings Co., Ltd.[1]	9,800	1,942
TJX Companies, Inc.	26,999	1,729
Las Vegas Sands Corp.	33,600	1,616
Suzuki Motor Corp.[1]	34,400	1,554
		95,067
Communication services 7.10%
Tencent Holdings Ltd.[1]	162,800	14,252
Activision Blizzard, Inc.	138,920	12,642
Comcast Corp., Class A	202,148	10,021
American Funds Global Insight Fund — Page 3 of 7

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Alphabet Inc., Class A2	3,295	$6,021
Alphabet Inc., Class C2	1,564	2,871
América Móvil, SAB de CV, Series L (ADR)	409,800	5,413
Koninklijke KPN NV1	1,681,263	5,253
Charter Communications, Inc., Class A2	8,527	5,181
Facebook, Inc., Class A2	15,100	3,901
Electronic Arts Inc.	26,000	3,723
SoftBank Group Corp.[1]	35,680	2,749
China Tower Corp. Ltd., Class H1	12,842,000	1,866
Adevinta ASA[1,2]	105,537	1,565
Nippon Telegraph and Telephone Corp.[1]	44,800	1,117
		76,575
Materials 3.42%
Shin-Etsu Chemical Co., Ltd.[1]	62,800	10,936
Asahi Kasei Corp.[1]	675,000	7,566
Vale SA, ordinary nominative (ADR)	348,775	5,633
Air Liquide SA, non-registered shares[1]	19,243	3,145
Air Products and Chemicals, Inc.	9,900	2,641
Rio Tinto PLC[1]	29,642	2,265
Givaudan SA1	555	2,240
Linde PLC	7,145	1,753
Barrick Gold Corp.	34,200	765
		36,944
Utilities 2.61%
Enel SpA[1]	1,242,553	12,338
AES Corp.	195,800	4,776
Iberdrola, SA, non-registered shares[1]	284,528	3,859
Engie SA1,2	131,778	2,047
Exelon Corp.	46,253	1,922
Sempra Energy	14,015	1,734
Ørsted AS1	8,075	1,526
		28,202
Energy 2.15%
Chevron Corp.	104,639	8,915
Total SE1	139,062	5,871
TC Energy Corp. (CAD denominated)	91,626	3,927
ConocoPhillips	70,341	2,816
EOG Resources, Inc.	31,562	1,608
		23,137
Real estate 2.03%
American Tower Corp. REIT	30,200	6,866
Crown Castle International Corp. REIT	36,275	5,777
Equinix, Inc. REIT	6,600	4,884
Link Real Estate Investment Trust REIT[1]	495,931	4,371
		21,898
Total common stocks (cost: $632,006,000)		1,001,717
American Funds Global Insight Fund — Page 4 of 7

unaudited
Preferred securities 1.13% Information technology 0.89%	Shares	Value (000)
Samsung Electronics Co., Ltd., preferred shares (GDR)[1]	5,883	$9,653
Health care 0.24%
Sartorius AG, nonvoting preferred, non-registered shares[1]	5,148	2,567
Total preferred securities (cost: $7,445,000)		12,220
Rights & warrants 0.01% Consumer discretionary 0.01%
Cie. Financière Richemont SA, Class A, warrants, expire 2023[2]	182,846	59
Total rights & warrants (cost: $0)		59
Short-term securities 6.02% Money market investments 6.02%
Capital Group Central Cash Fund 0.11%[3,4]	649,317	64,938
Total short-term securities (cost: $64,930,000)		64,938
Total investment securities 99.99% (cost: $704,381,000)		1,078,934
Other assets less liabilities 0.01%		147
Net assets 100.00%		$1,079,081
Investments in affiliates4

	Value of affiliate at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 1/31/2021 (000)	Dividend income (000)
Short-term securities 6.02%
Money market investments 6.02%
Capital Group Central Cash Fund 0.11%[3]	$41,437	$92,645	$69,144	$—[5]	$—[5]	$64,938	$13
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $461,718,000, which represented 42.79% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 1/31/2021.
[4]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[5]	Amount less than one thousand.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
American Funds Global Insight Fund — Page 5 of 7

unaudited
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
American Funds Global Insight Fund — Page 6 of 7

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of January 31, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$171,811	$59,567	$—	$231,378
Health care	83,748	56,984	—	140,732
Financials	86,812	49,372	—	136,184
Industrials	51,725	56,436	—	108,161
Consumer staples	19,774	83,665	—	103,439
Consumer discretionary	34,559	60,508	—	95,067
Communication services	49,773	26,802	—	76,575
Materials	10,792	26,152	—	36,944
Utilities	8,432	19,770	—	28,202
Energy	17,266	5,871	—	23,137
Real estate	17,527	4,371	—	21,898
Preferred securities	—	12,220	—	12,220
Rights & warrants	59	—	—	59
Short-term securities	64,938	—	—	64,938
Total	$617,216	$461,718	$—	$1,078,934
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP1-122-0321O-S77996	American Funds Global Insight Fund — Page 7 of 7